NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
NOTES PAYABLE
Notes Payable	$ 0	$ 1,209,445
Accrued Interest	0	712,546
Subtotal	0	1,921,991
Notes Payable - Related Parties	0	325,860
Accrued Interests - Related Parties	0	108,862
Subtotal	0	434,722
Total	$ 0	$ 2,356,713